Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details
Balance, beginning			$ 1,943,883	$ 1,242,120	$ 1,242,120
New issuances					200,000
Change in fair value	$ (1,161,520)	$ (35,410)	1,812,162	$ (358,633)	568,729	$ 2,223,718
Balance, ending	$ 3,637,207		$ 3,637,207		$ 1,943,883	$ 1,242,120